Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, trade (net of allowance for doubtful accounts of $1,036 and $1,014 as of December 31, 2014 and 2013, respectively)	$ 1,036	$ 1,014
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized	60,000,000	60,000,000
Common stock shares, issued	41,749,196	41,557,238
Treasury stock, at cost (4,008,963 shares as of December 31, 2014 and 2013)	4,008,963	4,008,963
Series B Preferred Stock
Preferred stock, shares outstanding	0	0